Annual Fund Operating Expenses - Harbor Mid Cap Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.30%	[1]
Total Annual Fund Operating Expenses	1.05%
Fee Waiver or Reimbursement	(0.25%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.80%	[2]
Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.38%	[1]
Total Annual Fund Operating Expenses	1.13%
Fee Waiver or Reimbursement	(0.25%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.88%	[2]
Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.38%	[1]
Total Annual Fund Operating Expenses	1.38%
Fee Waiver or Reimbursement	(0.25%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.13%	[2]
Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.49%	[1]
Total Annual Fund Operating Expenses	1.49%
Fee Waiver or Reimbursement	(0.25%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.24%	[2]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.80%, 0.88%, 1.13%, and 1.24% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.